U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.     Name and address of issuer:
       Putnam Investment Funds
       One Post Office Square
       Boston, Massachusetts  02109

2. Name of each series or class of funds for which this notice is filed:

       Putnam Emerging Markets Fund - Class A shares
       Putnam International Fund - Class A shares
       Putnam International Voyager Fund - Class A shares
       Putnam Japan Fund - Class A shares
       Putnam New Value Fund - Class A, B and M shares
       Putnam Real Estate Opportunities Fund - Class A shares

3.     Investment Company Act File Number:  811-7237
       Securities Act File Number:          33-56339

4.     Last day of fiscal year for which this notice is filed:
       August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                        [   ]

6.     Date of termination of issuer's declaration under Rule
       24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which have been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       Putnam Emerging Markets Fund              NONE
       Putnam International Fund                 NONE
       Putnam International Voyager Fund         NONE
       Putnam Japan Fund                         NONE
       Putnam New Value Fund                     NONE
       Putnam Real Estate Opportunities Fund     NONE

8.     Number and amount of securities registered during the
       fiscal year other than pursuant to Rule 24f-2:
       Putnam Emerging Markets Fund              NONE
       Putnam International Fund                 NONE
       Putnam International Voyager Fund         NONE
       Putnam Japan Fund                         NONE
       Putnam New Value Fund                     NONE
       Putnam Real Estate Opportunities Fund     NONE


9. Number and aggregate sale price of securities sold during the fiscal year:

       Putnam Emerging Markets
        Fund                    52,471 shares; $509,968
       Putnam International Fund14,177 shares; $121,749
       Putnam International
        Voyager Fund            21,574 shares; $194,865
       Putnam Japan Fund        232,144 shares; $1,985,263
       Putnam New Value Fund    18,186,537 shares; $209,650,718
       Putnam Real Estate
        Opportunities Fund      3,279 shares; $33,628


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

       Putnam Emerging Markets
        Fund                    52,471 shares; $509,968
       Putnam International Fund14,177 shares; $121,749
       Putnam International
        Voyager Fund            21,574 shares; $194,865
       Putnam Japan Fund        232,144 shares; $1,985,263
       Putnam New Value Fund    18,186,537 shares; $209,650,718
       Putnam Real Estate
        Opportunities Fund      3,279 shares; $33,628


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

       Putnam Emerging Markets
        Fund                      NONE
       Putnam International Fund                           NONE
       Putnam International
        Voyager Fund              NONE
       Putnam Japan Fund          NONE
       Putnam New Value Fund      24,155 shares; $244,691
       Putnam Real Estate
        Opportunities Fund        12,125 shares; $113,370


12a.   Calculation of registration fee for Putnam Emerging
       Markets Fund:

(i)Aggregate sale price of securities sold
during the fiscal year in reliance on Rule 24f-2         $509,968
(from Item 10):

(ii)   Aggregate price of shares issued in                      0
connection with dividend reinvestment plans
(from Item 11, if applicable):

(iii)Aggregate price of shares redeemed or                 33,397
repurchased during the fiscal year (if
applicable):

(iv)   Aggregate price of shares redeemed or                 NONE
repurchased and previously applied as a
reduction to filing fees pursuant to Rule 24e-2
(if applicable):

(v)    Net aggregate price of securites sold and         $476,571
issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)] (if applicable):

(vi)   Multiplier prescribed by Section 6(b) of      1/33rd of 1%
the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

(vii)Fee due [line (i) or line (v) multiplied
 by line (vi)]:                                        $144.42

12b.   Calculation of registration fee for Putnam International
       Fund:

(i)Aggregate sale price of securities sold
during the fiscal year in reliance on Rule 24f-2         $121,749
(from Item 10):

(ii)   Aggregate price of shares issued in                      0
connection with dividend reinvestment plans
(from Item 11, if applicable):

(iii)Aggregate price of shares redeemed or                 $5,841
repurchased during the fiscal year (if
applicable):

(iv)   Aggregate price of shares redeemed or                 NONE
repurchased and previously applied as a
reduction to filing fees pursuant to Rule 24e-2
(if applicable):

(v)    Net aggregate price of securites sold and         $115,908
issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)] (if applicable):

(vi)   Multiplier prescribed by Section 6(b) of      1/33rd of 1%
the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

(vii)Fee due [line (i) or line (v) multiplied by           $35.13
line (vi)]:






12c.   Calculation of registration fee for Putnam International
       Voyager Fund:

(i)Aggregate sale price of securities sold
during the fiscal year in reliance on Rule 24f-2         $194,865
(from Item 10):

(ii)   Aggregate price of shares issued in                      0
connection with dividend reinvestment plans
(from Item 11, if applicable):

(iii)Aggregate price of shares redeemed or                 $3,555
repurchased during the fiscal year (if
applicable):

(iv)   Aggregate price of shares redeemed or                 NONE
repurchased and previously applied as a
reduction to filing fees pursuant to Rule 24e-2
(if applicable):

(v)    Net aggregate price of securites sold and         $191,310
issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)] (if applicable):

(vi)   Multiplier prescribed by Section 6(b) of      1/33rd of 1%
the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

(vii)Fee due [line (i) or line (v) multiplied by           $57.98
line (vi)]:




12d.   Calculation of registration fee for Putnam Japan Fund:

(i)Aggregate sale price of securities sold
during the fiscal year in reliance on Rule 24f-2       $1,985,263
(from Item 10):

(ii)   Aggregate price of shares issued in                      0
connection with dividend reinvestment plans
(from Item 11, if applicable):

(iii)Aggregate price of shares redeemed or             $1,766,955
repurchased during the fiscal year (if
applicable):

(iv)   Aggregate price of shares redeemed or                 NONE
repurchased and previously applied as a
reduction to filing fees pursuant to Rule 24e-2
(if applicable):

(v)    Net aggregate price of securites sold and         $218,308
issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)] (if applicable):

(vi)   Multiplier prescribed by Section 6(b) of      1/33rd of 1%
the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

(vii)Fee due [line (i) or line (v) multiplied by           $66.16
line (vi)]:


12e.   Calculation of registration fee for Putnam New Value
       Fund:

(i)Aggregate sale price of securities sold
during the fiscal year in reliance on Rule 24f-2     $209,650,718
(from Item 10):

(ii)   Aggregate price of shares issued in               $244,691
connection with dividend reinvestment plans
(from Item 11, if applicable):

(iii)Aggregate price of shares redeemed or             $8,830,547
repurchased during the fiscal year (if
applicable):

(iv)   Aggregate price of shares redeemed or                 NONE
repurchased and previously applied as a
reduction to filing fees pursuant to Rule 24e-2
(if applicable):

(v)    Net aggregate price of securites sold and     $201,064,862
issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)] (if applicable):

(vi)   Multiplier prescribed by Section 6(b) of      1/33rd of 1%
the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

(vii)Fee due [line (i) or line (v) multiplied by       $60,928.75
line (vi)]:






12f.   Calculation of registration fee for Putnam Real Estate
       Opportunities Fund:

(i)Aggregate sale price of securities sold
during the fiscal year in reliance on Rule 24f-2          $33,628
(from Item 10):

(ii)   Aggregate price of shares issued in               $113,370
connection with dividend reinvestment plans
(from Item 11, if applicable):

(iii)Aggregate price of shares redeemed or                 $7,604
repurchased during the fiscal year (if
applicable):

(iv)   Aggregate price of shares redeemed or                 NONE
repurchased and previously applied as a
reduction to filing fees pursuant to Rule 24e-2
(if applicable):

(v)    Net aggregate price of securites sold and         $139,394
issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)] (if applicable):

(vi)   Multiplier prescribed by Section 6(b) of      1/33rd of 1%
the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

(vii)Fee due [line (i) or line (v) multiplied by           $42.25
line (vi)]:




13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
       (17 CFR 202.3a).
                                             [ X ]


Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: October 28, 1996


                           SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)      /s/John D. Hughes
                              ___________________________________
                              John D. Hughes
                              Senior Vice President and Treasurer

Date:  October 29, 1996











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